Selling, General and Administrative Expenses - Summary of Selling, General and Administrative Expenses (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Selling General And Administrative Expenses [Line Items]
Advertising expenses	₩ 14,948	₩ 17,263	₩ 12,525
Fees and commissions	249,210	195,173	83,356
Lease expenses	1,496	2,604	2,205
Salaries	26,935	23,137	17,847
Expenses related to defined contribution plans	1,812	1,546	1,219
Employee benefits	3,026	2,655	2,169
Depreciation	2,748	545	375
Amortization	905	868	145
Other expenses	3,214	2,915	2,455
Total selling, general and administrative expense	36,873	34,820	28,012
Selling, General and Administrative Expenses
Disclosure Of Selling General And Administrative Expenses [Line Items]
Advertising expenses	14,948	17,263	12,525
Fees and commissions	7,262	5,727	6,594
Lease expenses	665	941	686
Salaries	8,643	7,080	5,468
Expenses related to defined contribution plans	455	387	357
Employee benefits	1,253	1,140	919
Depreciation	761	233	150
Amortization	745	581	68
Other expenses	2,141	1,468	1,245
Total selling, general and administrative expense	₩ 36,873	₩ 34,820	₩ 28,012